                     MORGAN STANLEY ASIA-PACIFIC FUND, INC.

---------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs             William G. Morton, Jr.
CHAIRMAN OF THE BOARD       DIRECTOR
OF DIRECTORS                James W. Grisham
Warren J. Olsen             VICE PRESIDENT
PRESIDENT AND DIRECTOR      Michael F. Klein
Peter J. Chase              VICE PRESIDENT
DIRECTOR                    Harold J. Schaaff, Jr.
John W. Croghan             VICE PRESIDENT
DIRECTOR                    Joseph P. Stadler
David B. Gill               VICE PRESIDENT
DIRECTOR                    Valerie Y. Lewis
Graham E. Jones             SECRETARY
DIRECTOR                    James R. Rooney
John A. Levin               TREASURER
DIRECTOR                    Belinda A. Brady
                            ASSISTANT TREASURER

---------------------------------------------

INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------

CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
--------------------------------------------------------

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                            ------------------------

                                 MORGAN STANLEY
                                  ASIA-PACIFIC
                                   FUND, INC.

                             ---------------------

                              FIRST QUARTER REPORT
                                 MARCH 31, 1997
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the three months ended March 31, 1997, the Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -2.51% compared to its benchmark (as defined below) of -8.98%. For the one year ended March 31, 1997, the Fund had a total return, based on net asset value per share, of -9.78% compared with -19.11% for the benchmark. For the period since the Fund's commencement of operations on August 2, 1994 through March 31, 1997, the Fund's total return, based on net asset value per share, was -2.64% compared with -19.61% for the benchmark. (The benchmark for investment purposes is the weighted average of the percentage change month-on-month of two Morgan Stanley Capital International (MSCI) indices; Japan and Combined Asia Pacific Free ex-Japan, where the weights are based on the respective market capitalizations of these indices at the beginning of each month). On March 31, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $9.75 representing a 16.3% discount to the net asset value per share.

JAPAN

During the first quarter of 1997, an anticipated economic slowdown and the future of Japan's growth prospects depressed investor sentiment, resulting in the TOPIX falling by more than 6% in local currency. This was mostly a result of the consumption tax hike from 3% to 5%, termination of the special income tax cuts and increases in social security premiums, which all took effect in April 1997. Therefore, while the consensus believed an inevitable slowdown would occur during the second quarter of 1997, the possibility of sluggish conditions during the second half of 1997 due to this change in Japan's fiscal policy also plagued investors.

Moreover, Japan's longer term role in the 21st century global economy came under scrutiny. In order to meet these challenges Prime Minister Hashimoto announced a Japanese style "Big Bang", including administrative restructuring, deregulation of key industries and further financial reform. With the U.S. still showing robust growth and the European Union about to begin in a few years, observers felt these new announcements amounted to no more than a "Small Pop". Even the new fiscal 1997 budget smacked of "business as usual" without any radically new measures to stimulate domestic demand.

At the same time, Japan's non-performing loans yet again came under fire with the collapse of Hanwa and Hyogo Sogo Bank. The actual magnitude of the losses stemming from real estate related loans totally eclipsed the original "official" estimates by these banks. Thus, the credibility of Japanese banks' disclosure was focused on both by both domestic investors and foreigners and shares in bank stocks were sold aggressively, pushing the TOPIX into a vicious cycle of accelerated selling. With Japan's fiscal year ending in March, domestic institutions, in order to raise cash for balance sheet requirements, further unloaded their "cross holdings" in an already weak market.

Several bankruptcies and scandals also came to the fore during the first quarter of 1997. Kyotaru Co., primarily a chain of Sushi restaurants and heavily involved in real estate and stock speculation went bankrupt; Izui oil, Orange Kayosai, Ajinomoto and Nomura Securities all announced various impropriety dealings, helping to keep investor sentiment on the sidelines. As a result of a rapidly declining equity market, interest rates on 10-year Japanese Government Bonds hit a record low, as domestic investors sought a safe haven in Government bonds.

On the other hand, international blue chips and globally competitive Japanese companies such as pharmaceuticals and automobiles fared very well under the sharp overall market decline of the first quarter. Companies such as TDK, Cannon, Ricoh and Sankyo hit all-time highs. A very polarized "two tier" market, which began in 1996, accelerated dramatically. Our Fund, heavily concentrated in these sectors performed favorably verses our benchmark.

ASIA EX-JAPAN

For the first quarter of 1997, the Asia Pacific ex-Japan markets, as represented by the MSCI Combined Asia Pacific Free ex-Japan Index, fell 3.2% after a rise of 9.2% in 1996.

Divergence in performance among the individual country markets continued to be wide with the worst performer, Thailand, falling a sharp 15.2% over the quarter while best performing markets like Pakistan, India and Taiwan rose by 19.0%, 7.1% and 9.5%, respectively over the same period.

The year actually opened on a relatively firm note with the MSCI Combined Asia Pacific Free ex-Japan Index registering gains of 0.8% in January and 0.9% in February. However, the tone became progressively weaker with rising U.S. interest rates and a faltering Dow culminating in a sell-off which took the Index down by 4.9% in March.

STRATEGY AND OUTLOOK

India, the largest single overweight position in the Fund (14.7% vs 2.8% for the Index), did very well with a rise of 7.1% over the quarter. The relatively underowned market continues to be underpinned by economic recovery and good liquidity with only political upsets as the major risk. The Fund intends to maintain its overweight position. The Fund's mandate unfortunately does not allow investment in Taiwan, the other top performing market for the quarter.

The Fund also did well in Malaysia and Hong Kong. The Fund is substantially underweight in Malaysia which has taken a turn for the worst. Tightening measures to rein in property and shares financing announced by the central bank, Bank Negara, towards the end of the quarter has finally brought realization that the party is about to end. Having defied gravity for so long, with its unbroken ten-year record of above 8% real economic growth, the consolidation, once started, is likely to ripple through the whole overstretched economy. Although this dose of medicine or reality is for the long term good of the economy, the unfolding correction is going to be painful.

The Fund's reduced position in Hong Kong stood it in good stead as the market fell close to 10% over the quarter. The euphoria about the June 30, 1997 handover that had built up to a crescendo at the end of 1996 has since been somewhat punctured by rising U.S. interest rates, a faltering Dow and uncharacteristically early measures by the Hong Kong authorities to clamp down on escalating property speculation.

However, stock prices have suffered steep declines and are beginning to look historically cheap and attractive again. Based on improving economic fundamentals in China and Hong Kong, once the speculative excesses have been cleared, it is likely that it will rally again ahead of the historic handover at the end of June. The Fund will seek to add to its Hong Kong positions with oversold blue chips and emergent red chips and China plays.

Although the Thai market continued to underperform, the worst seems to be over. Most recently, in the face of disappointing earnings and macro-economic news and a downgrade by S&P, the market held its ground at the 700 level on the Stock Exchange of Thailand Index. Foreign premiums on the bell-weather blue chip Thai banks have expanded and the Thai market actually outperformed the regional index in the March sell-off. Positives would include an oversold market which is extremely cheap on historical levels, but economic fundamentals continue to weaken as the financial crisis works its way through the system. The recovery is likely to be slow and painful and the Fund will incrementally seek to add to Thailand as the recovery progresses.

On the other hand, the Fund will be seeking to reduce its position in Singapore and the Philippines. The economic slowdown and property consolidation in Singapore is still working its way through the system and earnings growth is likely to continue being anemic. There are signs of trouble in the overheated Philippine real estate sector with attendant banking issues and it could presage a difficult market ahead of the upcoming Presidential elections next year.

SUMMARY

In summary therefore, the overall short-term outlook for the Asian markets is likely to continue to be dampened by rising U.S. interest rates and the faltering Dow. Individually, the country markets are at different points in the economic cycle and hence the significant divergence in their market performance. The greater China block comprising Taiwan, Hong Kong and China, and India are on the upcycle and are likely to continue to outperform. Thailand and Korea are still mired in a painful consolidation and any market recovery is likely to be slow and steady rather than quick and sharp while Malaysia's consolidation has just started and probably has some ways to go.

Sincerely,

          [SIGNATURE]

Warren J. Olsen
PRESIDENT AND DIRECTOR

[SIGNATURE]

Ean Wah Chin
SENIOR PORTFOLIO MANAGER

April 1997

Morgan Stanley Asia-Pacific Fund, Inc.
Investment Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                       TOTAL RETURN (%)
                        ------------------------------------------------------------------------------

                            MARKET VALUE (1)         NET ASSET VALUE (2)             INDEX (3)
                        ------------------------  --------------------------  ------------------------
                                       AVERAGE                     AVERAGE                   AVERAGE
                         CUMULATIVE     ANNUAL     CUMULATIVE      ANNUAL      CUMULATIVE     ANNUAL
                        ------------------------  --------------------------  ------------------------
FISCAL YEAR TO DATE           0.00%          --        -2.51%            --        -8.98%          --
ONE YEAR                    -13.40+      -13.40%+      -9.78+         -9.78%+     -19.11       -19.11%
SINCE INCEPTION*            -18.56+       -7.42+       -2.64+         -1.00+      -19.61        -7.87

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

              TOTAL RETURN
        YEARS ENDED DECEMBER 31:                                            THREE MONTH ENDED
                                            1994*      1995       1996        MARCH 31, 1997
Net Asset Value Per Share                    $13.20     $14.34     $11.95                $11.65
Market Value Per Share                       $12.25     $13.33      $9.75                 $9.75
Premium/(Discount)                           -7.20%     -7.00%     -18.4%                -16.3%
Income Dividends                              $0.04      $0.05      $0.61                     -
Capital Gains Distributions                   $0.01      $0.02          -                     -
Fund Total Return (2)                        -5.94%      9.24%    -2.87%+                -2.51%
Index Total Return (3)                       -5.90%      0.87%     -9.17%                -8.98%
Morgan Stanley Asia-Pacific Fund, Inc.
(2)
MSCI Regional Composite Index (3)

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The benchmark for investment performance is the weighted average of the percentage change month-on-month of two Morgan Stanley Capital International
    (MSCI) indices; Japan and Combined Asia Pacific Free ex-Japan, where the weights are based on the respective market capitalizations of these indices at the beginning of the month.

 * The Fund commenced operations on August 2, 1994.

 + This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Asia-Pacific Fund, Inc.
Portfolio Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            88.4%
Short-Term Investments       11.5%
Fixed Income Securities       0.1%

--------------------------------------------------------------------------------

SECTORS

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Automobiles                                3.3%
 Banking                                   12.3%
 Chemicals                                  5.3%
 Electrical & Electronics                  10.9%
 Electronic Components & Instruments        2.6%
 Financial Services                         4.0%
 Machinery & Engineering                    7.1%
 Multi-Industry                             4.2%
 Real Estate                                6.6%
 Telecommunications                         5.5%
 Other                                     38.2%

--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Japan             37.4%
India             16.0%
Australia          8.1%
Singapore          6.4%
Hong Kong          6.3%
Thailand           3.5%
Philippines        3.4%
Korea              3.2%
Malaysia           2.9%
Indonesia          2.6%
Other             10.2%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*
                                           PERCENT OF NET
                                               ASSETS
                                           ---------------
       1.  National Australia Bank Ltd.             2.4%
       2.  Bharat Heavy Electricals Ltd.            2.2
       3.  Housing Development Finance
           Corp. Ltd.                               2.2
       4.  Cheung Kong (Holdings) Ltd.              2.2
       5.  WMC Ltd.                                 2.0

                                           PERCENT OF NET
                                               ASSETS
                                           ---------------
       6.  Lend Lease Corp. Ltd.                    2.0%
       7.  HSBC Holdings plc                        1.8
       8.  Container Corp. of India Ltd.            1.7
       9.  Broken Hill Proprietary Co.
           Ltd.                                     1.7
      10.  Hutchison Whampoa Ltd.                   1.6
                                                    ---
                                                   19.8%
                                                    ---
                                                    ---

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)

---------

MARCH 31, 1997

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
COMMON STOCKS (88.3%)
(Unless otherwise noted)
--------------------------------------------------
----------
AUSTRALIA (8.0%)
BANKING
  National Australia Bank Ltd.                  1,571,884   U.S.$   19,901
                                                            --------------
ENERGY SOURCES
  Broken Hill Proprietary Co. Ltd.              1,052,964           14,033
                                                            --------------
METALS -- NON-FERROUS
  WMC Ltd.                                      2,645,655           16,717
                                                            --------------
REAL ESTATE
  Lend Lease Corp. Ltd.                           959,277           16,439
                                                            --------------
                                                                    67,090
                                                            --------------
---------------------------------------------------------
------------
CHINA (0.2%)
UTILITIES -- ELECTRICAL & GAS
  Shandong Huaneng Power Co. Ltd. ADR             125,700            1,320
                                                            --------------
---------------------------------------------------------
------------
HONG KONG (6.3%)
BANKING
  HSBC Holdings plc                               639,948           14,866
                                                            --------------
MULTI-INDUSTRY
  Hutchison Whampoa Ltd.                        1,749,000           13,148
                                                            --------------
REAL ESTATE
  Cheung Kong (Holdings) Ltd.                   2,067,000           18,206
  Sun Hung Kai Properties Ltd.                    583,000            6,170
                                                            --------------
                                                                    24,376
                                                            --------------
                                                                    52,390
                                                            --------------
---------------------------------------------------------
------------
INDIA (14.7%)
APPLIANCES & HOUSEHOLD DURABLES
  Phillips India Ltd.                             123,582              272
                                                            --------------
AUTOMOBILES
  Apollo Tyres Ltd.                               687,750            2,067
  Apollo Tyres Ltd. (Warrants), expiring
    2/28/98                                       189,643              135
  Autolec Industries Ltd.                         152,800              217
  Autolite Ltd.                                   231,900              537
  Autopal Industries Ltd.                          65,000               44
  Bajaj Tempo Ltd.                                  2,425               16
  Bajaj Tempo Ltd. (Rights)                         1,717                7
  Bajaj Tempo Ltd. -- New                           3,648               24
  Ceat Ltd.                                       368,000              487
  Denso India Ltd.                                 71,200              183
  Escorts Ltd.                                    965,925            1,980
  Hero Honda Ltd.                                  37,150              311
  Jay Bharat Maruti Ltd.                           53,200               38
  Lumax Automatic Parts Industries Ltd.           100,825              285
  MRF Ltd.                                         18,000            1,551
  Patheja Forgings and Auto Ltd.                  677,700              399
  Sona Steering System Ltd.                        56,000               78
  Tata Engineering & Locomotive Ltd.              223,022            2,115
                                                            --------------
                                                                    10,474
                                                            --------------

---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
BANKING
  State Bank of India Ltd.                        918,312   U.S.$    6,986
                                                            --------------
BEVERAGES & TOBACCO
  ITC Ltd.                                         25,175              252
  United Breweries Ltd.                           149,100              121
                                                            --------------
                                                                       373
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Associated Cement Co. Ltd.                       54,441            2,010
  Gujarat Ambuja Cements Ltd.                     520,950            3,650
  India Cements Ltd.                               75,000              155
  Kesoram Industries Ltd.                         310,238              366
  Murudeshwar Ceramics Ltd.                        46,000               55
  Panyam Cements & Minerals Ltd.                   33,765              678
  Saurashtra Cement & Chemicals Ltd.                   50               --@
                                                            --------------
                                                                     6,914
                                                            --------------
CHEMICALS
  Asian Paints Ltd.                                71,445              557
  EID Parry Ltd.                                   64,300              132
  Gujarat Narmada Valley Fertilizers
    Ltd. GDR                                      275,000              825
  Gujarat Narmada Valley Fertilizers
    Ltd. 'A'                                      303,995              192
  Gujarat State Fertilisers Ltd.                    6,550               16
  Indian Dyestuff Industries Ltd.                 304,250              106
  Indian Organic Chemical Ltd.                    275,480               61
  Indian Petro Chemical Corp. Ltd.              1,977,890            7,626
  Jaysynth Dyechem Ltd.                           145,800              102
  Sudarshan Chemicals Ltd.                          4,600                8
  United Phosphorous Ltd.                          97,500              489
                                                            --------------
                                                                    10,114
                                                            --------------
CONSTRUCTION & HOUSING
  Hindustan Construction Co.                      255,825              214
  Nagarjuna Construction Ltd.                     151,100              195
                                                            --------------
                                                                       409
                                                            --------------
DATA PROCESSING & REPRODUCTION
  Modi Xerox Ltd.                                  16,850               54
                                                            --------------
ELECTRICAL & ELECTRONICS
  BPL Ltd.                                            400               --@
                                                            --------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Infosys Technology Ltd.                           9,600              270
  Rolta India Ltd.                                999,500              403
  S&S Power Switchgear Ltd.                        63,550              125
  Samtel India Ltd.                                 1,000               --@
                                                            --------------
                                                                       798
                                                            --------------
ENERGY EQUIPMENT & SERVICES
  Bharat Heavy Electricals Ltd.                 2,262,400           18,642
  Crompton Greaves Ltd.                           455,210            1,136
  KEC International Ltd.                          881,750            1,537
                                                            --------------
                                                                    21,315
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
INDIA (CONTINUED)
FINANCIAL SERVICES
  Housing Development Finance Corp. Ltd.          238,292   U.S.$   18,276
  Industrial Finance Corp (India) Ltd.          1,462,700            1,040
                                                            --------------
                                                                    19,316
                                                            --------------
FOOD & HOUSEHOLD PRODUCTS
  Dhampur Sugar Mills Ltd.                        141,575              203
                                                            --------------
FOREST PRODUCTS & PAPER
  Ballarpur Industries Ltd.                       232,264              334
  ITC Bhadrachalam Paperboards Ltd.               273,595              378
  Vikas WSP Ltd.                                  234,700              890
                                                            --------------
                                                                     1,602
                                                            --------------
HEALTH & PERSONAL CARE
  Godrej Soaps Ltd.                               197,600              167
  Hoechst India Ltd.                               50,650              453
  Pfizer Ltd.                                       8,850               57
  Sun Pharmaceutical Industries Ltd.              161,200            1,169
  TTK Biomed Ltd.                                  21,500               15
                                                            --------------
                                                                     1,861
                                                            --------------
LEISURE & TOURISM
  ITC Hotels Ltd.                                 213,000              814
                                                            --------------
MACHINERY & ENGINEERING
  Artson Engineering Ltd.                         234,700               95
  DGP Windsor India Ltd.                          218,800              362
  Esab India Ltd.                                 346,865              844
  Flat Products Equipments (India) Ltd.           174,900              585
  Hindustan Power Plus Ltd.                        75,600              170
  Thermax Ltd.                                     31,200              260
  Veejay Lakshmi Engineering Ltd.                 149,100              229
                                                            --------------
                                                                     2,545
                                                            --------------
METALS -- STEEL
  Hindustan Development Corp. Ltd.                989,180              389
  Tata Iron & Steel Co. Ltd.                       43,517              194
  Tata SSL Ltd.                                   464,500              483
  Tata SSL Ltd. (Rights)                            3,290                3
                                                            --------------
                                                                     1,069
                                                            --------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Amforge Industries Ltd.                          34,505               23
  Amforge Industries Ltd. (Warrants)
    expiring 7/1/97                                 5,150               --@
  Bharat Forge Co. Ltd.                           217,996              544
  Cosmo Films Ltd.                                175,000              137
  Essel Packaging Ltd.                            146,300              388
  ITW Signode India Ltd.                          571,132            1,521
  Polyplex Ltd.                                   225,000               99
  Suashish Diamonds Ltd.                          148,100              186
  Supreme Industries Ltd.                         178,449              872
  Wimco Ltd.                                      422,200              173
                                                            --------------
                                                                     3,943
                                                            --------------

---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
MULTI-INDUSTRY
  Bajaj Hindustan Ltd.                             21,000   U.S.$       24
  Birla VXL Ltd.                                  846,998              378
  Indian Rayon & Industries Ltd.                      520                4
  JK Corp Ltd.                                        100               --@
  JK Corp Ltd. GDR                                 61,140               76
  JK Corp. Ltd. GDR 144A                          249,240              312
  Max India Ltd. -- New                           100,000              558
  *Morgan Stanley Growth Fund                  32,892,200            5,504
  UTI MasterShares Ltd.                         2,268,290              791
  Voltas Ltd.                                     207,950              162
                                                            --------------
                                                                     7,809
                                                            --------------
REAL ESTATE
  Alacrity Housing Ltd.                           381,000              104
                                                            --------------
RECREATION, OTHER CONSUMER GOODS
  Tube Investments of India Ltd.                  109,400              156
                                                            --------------
TELECOMMUNICATIONS
  Mahanagar Telephone Nigam Ltd.                  707,600            4,756
                                                            --------------
TEXTILES & APPAREL
  Century Textile & Industry Ltd.                  11,038              639
  Coates of India Ltd.                            100,680              418
  DCL Polyesters Ltd.                             195,000               36
  Garware Plastics & Polyester Ltd.               275,525              592
  G.T.N. Textiles Ltd.                            243,000              337
  Indo Rama Synthetics Ltd.                       689,200              379
  Indo Rama Synthetics Ltd. -- New                 46,170               22
  J.K. Synthetics Ltd.                            686,901              155
  Mahavir Spinning Mills Ltd.                     173,686              349
  Morajee Goculdas Spinning Ltd.                  125,000              146
  Raymond Ltd.                                    102,801              222
  Raymond Ltd. Bonus Shares                       126,060              255
  Viniyoga Clothes Ltd.                           486,600               17
                                                            --------------
                                                                     3,567
                                                            --------------
TRANSPORTATION -- ROAD & RAIL
  Container Corp. of India Ltd.                 1,199,600           14,386
                                                            --------------
TRANSPORTATION -- SHIPPING
  Great Eastern Shipping Ltd. 'A'               2,609,434            2,602
                                                            --------------
                                                                   122,442
                                                            --------------
---------------------------------------------------------
------------
INDONESIA (2.6%)
AUTOMOBILES
  Astra International (Foreign)                   718,500            2,334
                                                            --------------
BANKING
  Bank International Indonesia (Foreign)        4,515,319            3,432
  Bank International Indonesia (Foreign)
    (Warrants) expiring 1/17/00                   401,362              142
                                                            --------------
                                                                     3,574
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
INDONESIA (CONTINUED)
BEVERAGES & TOBACCO
  Gudang Garam (Foreign)                          729,500   U.S.$    3,183
  HM Sampoerna (Foreign)                          389,000            1,823
                                                            --------------
                                                                     5,006
                                                            --------------
CHEMICALS
  Sorini Corp. (Foreign)                        2,700,000            1,265
                                                            --------------
FOREST PRODUCTS & PAPER
  Indah Kiat Pulp & Paper (Foreign)             2,455,444            1,815
                                                            --------------
TELECOMMUNICATIONS
  Telekomunikasi Indonesia (Foreign)            4,938,000            7,558
                                                            --------------
                                                                    21,552
                                                            --------------
---------------------------------------------------------
------------
JAPAN (37.2%)
APPLIANCES & HOUSEHOLD DURABLES
  Rinnai Corp.                                    140,700            2,401
                                                            --------------
AUTOMOBILES
  Asahi Tec Corp.                                 443,000            1,885
  Nissan Motor Co.                              1,000,000            6,026
  Suzuki Motor Co. Ltd.                           630,000            6,115
                                                            --------------
                                                                    14,026
                                                            --------------
BUILDING MATERIALS & COMPONENTS
  Sangetsu Co. Ltd.                               100,000            1,739
  Sanwa Shutter Corp. Ltd.                        472,000            3,455
  Sanwa Shutter Corp. Ltd. (Warrants),
    expiring 1/20/98                                2,400              210
                                                            --------------
                                                                     5,404
                                                            --------------
BUSINESS & PUBLIC SERVICES
  Dai Nippon Printing Co. Ltd.                    370,000            6,195
                                                            --------------
CHEMICALS
  Daicel Chemical Industries Ltd.                 912,000            3,283
  Fuji Photo Film Ltd.                            222,000            7,308
  Kaneka Corp.                                    899,000            4,792
  Mitsubishi Chemical Industriies               2,060,000            6,248
  Nifco Inc.                                      330,000            2,856
  Okura Industrial Co. Ltd.                       434,000            1,660
  Sekisui Chemical Co.                            703,000            6,937
                                                            --------------
                                                                    33,084
                                                            --------------
CONSTRUCTION & HOUSING
  Kyudenko Co. Ltd.                               389,000            2,876
  Ohbayashi Corp.                                 865,000            5,079
  Sekisui House Ltd.                              307,000            3,005
  Taisei Corp. Ltd.                             1,000,000            3,882
  Yahagi Construction Co.                         173,000              910
                                                            --------------
                                                                    15,752
                                                            --------------
DATA PROCESSING & REPRODUCTION
  Fujitsu Ltd.                                    460,000            4,688
  Ricoh Co. Ltd.                                  836,000            9,534
                                                            --------------
                                                                    14,222
                                                            --------------

---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
ELECTRICAL & ELECTRONICS
  Canon, Inc.                                     450,000   U.S.$    9,645
  Hitachi Ltd.                                  1,185,000           10,543
  Kyocera Corp.                                    60,000            3,407
  Kyocera Corp. (Warrants), expiring
    1/23/98                                         1,450              662
  Matsushita Communication Industrial
    Co.                                           201,000            4,682
  Matsushita Electric Industrial Co.
    Ltd.                                          562,000            8,773
  NEC Corp.                                       925,000           10,474
  Nintendo Ltd.                                   130,000            9,337
  Sony Corp.                                      145,000           10,145
  Stanley Electric Co.                            690,000            3,343
  Tokyo Electron Ltd.                             269,500            8,937
  Toshiba Corp.                                 1,630,000            9,018
                                                            --------------
                                                                    88,966
                                                            --------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Mitsumi Electric Co. Ltd.                       388,000            7,124
  Murata Manufacturing Co.                        140,000            5,028
  TDK Corp.                                       131,000            9,006
                                                            --------------
                                                                    21,158
                                                            --------------
FINANCIAL SERVICES
  Hitachi Credit Corp.                            188,000            2,767
  Nikko Securities Co.                            757,000            4,249
  Nomura Securities Co. Ltd.                      365,000            4,045
                                                            --------------
                                                                    11,061
                                                            --------------
HEALTH & PERSONAL CARE
  Sankyo Co. Ltd.                                 266,000            7,336
  Secom Co.                                       130,000            7,308
  Yamanouchi Pharmaceutical Co.                   300,000            6,212
                                                            --------------
                                                                    20,856
                                                            --------------
INDUSTRIAL COMPONENTS
  Furakawa Electric Co.                           400,000            1,773
                                                            --------------
INSURANCE
  Nichido Fire & Marine Insurance Co.              30,000              162
  Sumitomo Marine & Fire Co.                      642,000            3,895
                                                            --------------
                                                                     4,057
                                                            --------------
MACHINERY & ENGINEERING
  Amada Co. Ltd.                                  817,000            5,914
  Daifuku Co. Ltd.                                531,000            5,798
  Daikin Kogyo Co.                                600,000            4,489
  Fuji Machine Co.                                329,000            8,542
  Kurita Water Industries Ltd.                    274,000            5,319
  Mitsubishi Heavy Industries Ltd.              1,150,000            7,488
  Nishio Rent All Co.                              94,000            1,194
  Nishio Rent All Co. (Warrants),
    expiring 2/20/98                                1,055               53
  Tsubakimoto Chain Co.                           872,000            5,099
                                                            --------------
                                                                    43,896
                                                            --------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Nippon Pillar Packing Co.                       157,000              857
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
JAPAN (CONTINUED)
REAL ESTATE
  Daibiru Corp.                                   308,000   U.S.$    2,989
  Keihanshin Real Estate Co.                      205,000            1,144
  Mitsubishi Estate Co. Ltd.                      447,000            4,772
                                                            --------------
                                                                     8,905
                                                            --------------
TELECOMMUNICATIONS
  Nippon Telephone & Telegraph Corp.                  982            6,918
                                                            --------------
TEXTILES & APPAREL
  Shimamura Co. Ltd.                               58,900            1,706
                                                            --------------
TRANSPORTATION -- ROAD & RAIL
  Nippon Konpo Unyu Soko Co.                       50,000              283
                                                            --------------
WHOLESALE & INTERNATIONAL TRADE
  FamilyMart                                      178,200            6,731
  Inabata & Co.                                   406,000            2,430
                                                            --------------
                                                                     9,161
                                                            --------------
                                                                   310,681
                                                            --------------
---------------------------------------------------------
------------
KOREA (3.1%)
APPLIANCES & HOUSEHOLD DURABLES
  Samsung Electronics Co. (Foreign)                54,492            4,301
                                                            --------------
BANKING
  Housing & Commercial Bank, Korea                 67,550            1,200
  Kookmin Bank GDR                                 82,000            1,451
  Shinhan Bank Co. Ltd. (Foreign)                  42,040              603
                                                            --------------
                                                                     3,254
                                                            --------------
CONSTRUCTION & HOUSING
  Hyundai Engineering (Foreign)                   143,391            2,962
  Hyundai Engineering (Foreign) RFD                 2,754               57
                                                            --------------
                                                                     3,019
                                                            --------------
METALS -- STEEL
  Pohang Iron & Steel ADR                         161,500            3,836
                                                            --------------
TELECOMMUNICATIONS
  Korea Mobile Telecom (Foreign)                    5,560            5,225
  Korea Mobile Telecom (Foreign) RFD                  166              156
  LG Information & Communication Ltd.
    (Foreign)                                      35,620            3,599
                                                            --------------
                                                                     8,980
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Korea Electric Power (Foreign)                   95,920            2,785
                                                            --------------
                                                                    26,175
                                                            --------------
---------------------------------------------------------
------------
MALAYSIA (2.9%)
AUTOMOBILES
  Edaran Otomobil Nasional Bhd                     58,000              585
                                                            --------------
BANKING
  Malayan Banking Bhd                             430,000            4,902
                                                            --------------

---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
CONSTRUCTION & HOUSING
  IJM Corp., Bhd                                   37,000   U.S.$       91
                                                            --------------
LEISURE & TOURISM
  Genting Bhd                                     441,000            2,990
                                                            --------------
MACHINERY & ENGINEERING
  United Engineers Ltd.                           584,000            5,090
                                                            --------------
MULTI-INDUSTRY
  Renong Bhd                                    2,468,000            4,183
                                                            --------------
TELECOMMUNICATIONS
  Telekom Malaysia Bhd                            847,000            6,596
                                                            --------------
                                                                    24,437
                                                            --------------
---------------------------------------------------------
------------
PHILIPPINES (3.4%)
CONSTRUCTION & HOUSING
  DMCI Holdings, Inc.                           4,947,000            3,518
                                                            --------------
ENERGY SOURCES
  Petron Corp.                                  8,909,375            3,633
                                                            --------------
MULTI-INDUSTRY
  JG Summit Holdings                           17,430,100            4,562
                                                            --------------
REAL ESTATE
  Ayala Land, Inc.                              2,126,025            2,419
  SM Prime Holdings, Inc.                       9,637,680            2,815
                                                            --------------
                                                                     5,234
                                                            --------------
TELECOMMUNICATIONS
  Digital Telecommunications
    Philippines, Inc.                          30,651,000            2,837
  Philippine Long Distance Telephone               64,250            3,863
                                                            --------------
                                                                     6,700
                                                            --------------
UTILITIES -- ELECTRICAL & GAS
  Manila Electric Co.                             564,851            4,499
                                                            --------------
                                                                    28,146
                                                            --------------
---------------------------------------------------------
------------
SINGAPORE (6.4%)
BANKING
  Development Bank of Singapore
    (Foreign)                                     884,000           10,281
  Oversea-Chinese Banking Corp.
    (Foreign)                                     758,000            9,026
  United Overseas Bank (Foreign)                  979,200           10,033
                                                            --------------
                                                                    29,340
                                                            --------------
BEVERAGES & TOBACCO
  Fraser & Neave                                  388,400            3,173
  Super Coffeemix Manufacturing Ltd.            8,518,000            6,604
                                                            --------------
                                                                     9,777
                                                            --------------
BROADCASTING & PUBLISHING
  Singapore Press Holdings (Foreign)              120,000            2,185
                                                            --------------
MACHINERY & ENGINEERING
  Keppel Corp.                                    978,000            6,161
  Sembawang Corp.                                 369,000            1,775
                                                            --------------
                                                                     7,936
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
SINGAPORE (CONTINUED)
MULTI-INDUSTRY
  Keppel Land Ltd.                              1,469,000   U.S.$    4,536
                                                            --------------
                                                                    53,774
                                                            --------------
---------------------------------------------------------
------------
THAILAND (3.5%)
BANKING
  Bangkok Bank Ltd. (Foreign)                     958,300            9,304
  Siam Commercial Bank Co. Ltd.
    (Foreign)                                     632,500            3,704
  Thai Farmers Bank Ltd. (Foreign)              1,024,000            6,668
  Thai Farmers Bank Ltd. (Warrants),
    expiring 9/15/02                              128,000               62
                                                            --------------
                                                                    19,738
                                                            --------------
ELECTRICAL & ELECTRONICS
  Shinawatra Computer Co. Ltd. (Foreign)          234,800            1,972
                                                            --------------
FINANCIAL SERVICES
  Finance One Co. Ltd. (Foreign)                1,119,527            1,024
  National Finance & Securities Co. Ltd.
    (Foreign)                                     792,400            1,061
  Phatra Thanakit Co. Ltd. (Foreign)              513,135              919
                                                            --------------
                                                                     3,004
                                                            --------------
TELECOMMUNICATIONS
  Advanced Information Services Co. Ltd.
    (Foreign)                                     349,700            2,991
  United Communications Industry
    (Foreign)                                     235,000            1,521
                                                            --------------
                                                                     4,512
                                                            --------------
                                                                    29,226
                                                            --------------
---------------------------------------------------------
------------
TOTAL COMMON STOCKS
  (Cost U.S. $820,842)                                             737,233
                                                            --------------
---------------------------------------------------------
------------
                                                     FACE
                                                   AMOUNT
                                                    (000)
---------------------------------------------------------
------------
FIXED INCOME SECURITIES (0.0%)
---------------------------------------------------------
------------
INDIA (0.0%)
METALS -- STEEL
  Tata SSL Ltd.
    14.00%, 12/6/02                              INR    3                3
                                                            --------------
MISCELLANEOUS MATERIALS & COMMODITIES
  Amforge Industries Ltd., Zero Coupon,
    12/1/06                                             5                3
                                                            --------------
MULTI-INDUSTRY
  Max India Part B, Zero Coupon, 12/1/06              100              558
                                                            --------------
---------------------------------------------------------
------------
TOTAL FIXED INCOME SECURITIES
  (Cost U.S. $755)                                                     564
                                                            --------------
---------------------------------------------------------
------------
                                                     FACE
                                                   AMOUNT            VALUE
                                                    (000)            (000)

---------------------------------------------------------
------------
SHORT-TERM INVESTMENT (10.0%)
---------------------------------------------------------
------------
UNITED STATES (10.0%)
REPURCHASE AGREEMENT
  Chase Securities Inc, 6.00%,
    dated 3/31/97, due 4/1/97, to be
    repurchased at U.S. $83,227,
    collateralized by United States
    Treasury Notes, 5.825-6.75%, due
    4/30/00-11/30/00, valued at U.S.
    $84,974
    (Cost U.S. $83,213)                   U.S.$    83,213   U.S.$   83,213
                                                            --------------
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.5%)
  Australian Dollar                           AUD     460              361
  Hong Kong Dollar                            HKD   2,037              263
  Indian Rupee                               INR  375,364           10,469
  Indonesian Rupiah                          IDR      720               --@
  Japanese Yen                              JPY   150,083            1,214
  South Korean Won                            KRW 119,063              133
  Malaysian Ringgit                           MYR      51               21
  Philippine Peso                            PNP    1,042               40
  Singapore Dollar                            SGD      43               29
  Thai Baht                                  THB    1,267               49
                                                            --------------
  (Cost U.S. $12,584)                                               12,579
                                                            --------------
---------------------------------------------------------
------------
TOTAL INVESTMENTS (99.8%)
  (Cost U.S. $917,394)                                             833,589
                                                            --------------
---------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (0.2%)
  Other Assets                            U.S. $   87,322
  Liabilities                                     (85,976)           1,346
                                          ---------------   --------------
---------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 71,654,508 issued and outstanding U.S.
    $0.01 par value shares (100,000,000 shares
    authorized)                                             U.S.$  834,935
                                                            --------------
                                                            --------------
---------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                                   U.S.$    11.65
                                                            --------------
                                                            --------------
---------------------------------------------------------
------------

   @ -- Value is less than U.S. $500.

    * -- Advised by an affiliate.

 ADR -- American Depositary Receipt

 GDR -- Global Depositary Receipt

 RFD -- Ranked for Dividend

NOTE: Prior governmental approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in such markets. As a result, an additional class of shares designated as "foreign" may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

                                       10